UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Mid Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.6%                               3,824   Alliant Techsystems, Inc. (a)                        $     285,462
                                                        14,434   Precision Castparts Corp.                                  766,445
                                                           881   Sequa Corp. Class A (a)                                     51,979
                                                                                                                      -------------
                                                                                                                          1,103,886
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                           9,248   CH Robinson Worldwide, Inc.                                592,982
                                                        11,507   Expeditors International Washington, Inc.                  653,367
                                                                                                                      -------------
                                                                                                                          1,246,349
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                                         10,100   Airtran Holdings, Inc. (a)                                 127,866
                                                         3,324   Alaska Air Group, Inc. (a)                                  96,595
                                                         9,550   JetBlue Airways Corp. (a)(b)                               168,080
                                                                                                                      -------------
                                                                                                                            392,541
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%                                   8,045   ArvinMeritor, Inc.                                         134,512
                                                         1,540   Bandag, Inc.                                                66,004
                                                         5,905   BorgWarner, Inc.                                           333,396
                                                        17,702   Gentex Corp.                                               308,015
                                                         7,026   Lear Corp.                                                 238,673
                                                         4,121   Modine Manufacturing Co.                                   151,158
                                                                                                                      -------------
                                                                                                                          1,231,758
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                       3,962   Thor Industries, Inc.                                      134,708
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                         7,407   PepsiAmericas, Inc.                                        168,361
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                                     6,105   Cephalon, Inc. (a)(b)                                      283,394
                                                         7,424   Charles River Laboratories International,
                                                                 Inc. (a)                                                   323,835
                                                         5,600   Invitrogen Corp. (a)                                       421,288
                                                         3,200   Martek Biosciences Corp. (a)(b)                            112,416
                                                        34,352   Millennium Pharmaceuticals, Inc. (a)                       320,504
                                                        11,888   Protein Design Labs, Inc. (a)                              332,864
                                                         4,000   Techne Corp. (a)                                           227,920
                                                        10,629   Vertex Pharmaceuticals, Inc. (a)                           237,558
                                                                                                                      -------------
                                                                                                                          2,259,779
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                                 4,764   York International Corp.                                   267,117
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.7%                                   7,967   AG Edwards, Inc.                                           349,034
                                                        14,710   Eaton Vance Corp.                                          365,102
                                                         6,826   Investors Financial Services Corp.                         224,575
                                                         5,686   Jefferies Group, Inc. New Shares                           247,625
                                                         5,788   LaBranche & Co., Inc. (a)                                   50,298
                                                        12,136   Legg Mason, Inc.                                         1,331,198
                                                         6,636   Raymond James Financial, Inc.                              213,148
                                                         7,326   SEI Investments Co.                                        275,311
                                                         8,426   Waddell & Reed Financial, Inc. Class A                     163,127
                                                                                                                      -------------
                                                                                                                          3,219,418
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                                         7,686   Airgas, Inc.                                               227,736
                                                         4,481   Albemarle Corp.                                            168,934
                                                         6,286   Cabot Corp.                                                207,501
                                                        26,443   Chemtura Corp.                                             328,422
                                                         3,964   Cytec Industries, Inc.                                     171,958
                                                         4,262   FMC Corp. (a)                                              243,872
                                                         5,081   Ferro Corp.                                                 93,084
                                                         7,024   Lubrizol Corp.                                             304,350
                                                        22,198   Lyondell Chemical Co.                                      635,307
                                                         2,462   Minerals Technologies, Inc.                                140,851
                                                         7,148   Olin Corp.                                                 135,741
                                                        13,524   RPM International, Inc.                                    248,842
                                                         2,283   The Scotts Miracle-Gro Co.                                 200,744

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         4,424   Sensient Technologies Corp.                          $      83,835
                                                        10,286   Valspar Corp.                                              229,995
                                                                                                                      -------------
                                                                                                                          3,421,172
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                                 14,026   Associated Banc-Corp.                                      427,512
                                                         5,281   Bank of Hawaii Corp.                                       259,931
                                                         4,262   City National Corp.                                        298,724
                                                        17,350   The Colonial BancGroup, Inc.                               388,640
                                                        17,734   Commerce Bancorp, Inc.                                     544,256
                                                         5,202   Cullen/Frost Bankers, Inc.                                 256,667
                                                         9,629   FirstMerit Corp.                                           257,961
                                                         4,983   Greater Bay Bancorp                                        122,781
                                                         9,105   Mercantile Bankshares Corp.                                490,577
                                                         3,600   SVB Financial Group (a)                                    175,104
                                                        11,790   TCF Financial Corp.                                        315,383
                                                         5,000   Texas Regional Bancshares, Inc. Class A                    143,950
                                                         3,764   Westamerica Bancorporation                                 194,411
                                                         7,783   Wilmington Trust Corp.                                     283,690
                                                                                                                      -------------
                                                                                                                          4,159,587
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 2.3%                   10,100   Adesa, Inc.                                                223,210
                                                         2,321   Banta Corp.                                                118,116
                                                         6,586   The Brink's Co.                                            270,421
                                                        10,145   ChoicePoint, Inc. (a)                                      437,960
                                                         7,888   Copart, Inc. (a)                                           188,287
                                                         4,500   Corporate Executive Board Co.                              350,910
                                                         5,814   Deluxe Corp.                                               233,490
                                                         7,464   Dun & Bradstreet Corp. (a)                                 491,654
                                                         6,243   HNI Corp.                                                  375,953
                                                         7,067   Herman Miller, Inc.                                        214,130
                                                         2,481   Kelly Services, Inc. Class A                                76,067
                                                         3,964   Korn/Ferry International (a)                                64,970
                                                         9,648   Manpower, Inc.                                             428,275
                                                        13,069   Republic Services, Inc. Class A                            461,205
                                                         3,706   Rollins, Inc.                                               72,341
                                                         4,605   Stericycle, Inc. (a)                                       263,176
                                                                                                                      -------------
                                                                                                                          4,270,165
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.1%                         40,106   3Com Corp. (a)                                             163,632
                                                         7,007   Adtran, Inc.                                               220,721
                                                         5,583   Avocent Corp. (a)                                          176,646
                                                         6,400   CommScope, Inc. (a)                                        110,976
                                                           100   Enterasys Networks, Inc. (a)                                   134
                                                         4,100   F5 Networks, Inc. (a)                                      178,227
                                                        14,414   Harris Corp.                                               602,505
                                                         4,843   Plantronics, Inc.                                          149,213
                                                        10,907   Polycom, Inc. (a)                                          176,366
                                                        11,343   Powerwave Technologies, Inc. (a)                           147,346
                                                        12,188   Utstarcom, Inc. (a)(b)                                      99,576
                                                                                                                      -------------
                                                                                                                          2,025,342
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.9%                           7,224   Diebold, Inc.                                              248,939
                                                         3,424   Imation Corp.                                              146,787
                                                        18,463   McData Corp. (a)                                            96,746
                                                        19,672   Sandisk Corp. (a)                                          949,174
                                                        23,700   Western Digital Corp. (a)                                  306,441
                                                                                                                      -------------
                                                                                                                          1,748,087
-----------------------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%                        4,902   Dycom Industries, Inc. (a)                           $      99,118
                                                         3,781   Granite Construction, Inc.                                 144,585
                                                         6,086   Jacobs Engineering Group, Inc. (a)                         410,196
                                                        13,383   Quanta Services, Inc. (a)                                  170,767
                                                                                                                      -------------
                                                                                                                            824,666
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%                            4,883   Martin Marietta Materials, Inc.                            383,120
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                                 15,431   AmeriCredit Corp. (a)                                      368,338
                                                         9,700   MoneyGram International, Inc.                              210,587
                                                                                                                      -------------
                                                                                                                            578,925
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.3%                            6,081   Longview Fibre Co.                                         118,519
                                                         7,588   Packaging Corp. of America                                 147,283
                                                        11,245   Sonoco Products Co.                                        307,101
                                                                                                                      -------------
                                                                                                                            572,903
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.9%                    10,848   Career Education Corp. (a)                                 385,755
                                                         9,288   Corinthian Colleges, Inc. (a)                              123,252
                                                         5,924   DeVry, Inc. (a)                                            112,852
                                                         6,866   Education Management Corp. (a)                             221,360
                                                         4,324   ITT Educational Services, Inc. (a)                         213,389
                                                         5,164   Laureate Education, Inc. (a)                               252,881
                                                         5,162   Regis Corp.                                                195,227
                                                         5,375   Sotheby's Holdings Class A (a)                              89,870
                                                                                                                      -------------
                                                                                                                          1,594,586
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%                    9,217   Leucadia National Corp.                                    397,253
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                           28,539   Cincinnati Bell, Inc. (a)                                  125,857
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                               13,224   DPL, Inc.                                                  367,627
                                                         7,629   Duquesne Light Holdings, Inc.                              131,295
                                                         7,586   Great Plains Energy, Inc.                                  226,897
                                                         8,226   Hawaiian Electric Industries, Inc.                         229,341
                                                         4,143   IDACORP, Inc.                                              124,829
                                                        13,391   Northeast Utilities                                        267,150
                                                        21,158   Pepco Holdings, Inc.                                       492,347
                                                        19,288   Sierra Pacific Resources (a)                               286,427
                                                         9,648   Westar Energy, Inc.                                        232,806
                                                                                                                      -------------
                                                                                                                          2,358,719
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                              7,843   Ametek, Inc.                                               337,014
                                                         6,905   Hubbell, Inc. Class B                                      324,052
                                                         6,027   Thomas & Betts Corp. (a)                                   207,389
                                                                                                                      -------------
                                                                                                                            868,455
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                                   9,900   Amphenol Corp. Class A                                     399,366
Instruments - 1.3%                                      13,288   Arrow Electronics, Inc. (a)                                416,712
                                                        16,188   Avnet, Inc. (a)                                            395,797
                                                         6,607   CDW Corp.                                                  389,284
                                                        10,383   Kemet Corp. (a)                                             87,010
                                                         6,386   National Instruments Corp.                                 157,351
                                                         4,881   Newport Corp. (a)                                           67,992
                                                         4,221   Plexus Corp. (a)                                            72,137
                                                         5,945   Tech Data Corp. (a)                                        218,241
                                                        20,710   Vishay Intertechnology, Inc. (a)                           247,485
                                                                                                                      -------------
                                                                                                                          2,451,375
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.6%                       5,824   Cooper Cameron Corp. (a)                                   430,568
                                                        16,472   ENSCO International, Inc.                                  767,430
                                                         7,788   FMC Technologies, Inc. (a)                                 327,953

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        14,010   Grant Prideco, Inc. (a)                              $     569,507
                                                         9,546   Hanover Compressor Co. (a)                                 132,308
                                                         5,386   Helmerich & Payne, Inc.                                    325,261
                                                        18,612   Patterson-UTI Energy, Inc.                                 671,521
                                                        16,767   Pride International, Inc. (a)                              478,027
                                                        22,996   Smith International, Inc.                                  765,997
                                                         6,326   Tidewater, Inc.                                            307,886
                                                                                                                      -------------
                                                                                                                          4,776,458
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%                          7,745   BJ's Wholesale Club, Inc. (a)                              215,311
                                                         4,240   Ruddick Corp.                                               97,732
                                                         7,264   Whole Foods Market, Inc.                                   976,645
                                                                                                                      -------------
                                                                                                                          1,289,688
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                                    16,223   Dean Foods Co. (a)                                         630,426
                                                         8,229   Hormel Foods Corp.                                         271,475
                                                         6,020   The J.M. Smucker Co.                                       292,211
                                                         2,486   Lancaster Colony Corp.                                     106,898
                                                        10,750   Smithfield Foods, Inc. (a)                                 319,060
                                                         3,173   Tootsie Roll Industries, Inc.                              100,743
                                                                                                                      -------------
                                                                                                                          1,720,813
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.3%                                     8,743   AGL Resources, Inc.                                        324,453
                                                        12,790   Equitable Resources, Inc.                                  499,577
                                                         8,683   National Fuel Gas Co.                                      296,959
                                                        10,507   Oneok, Inc.                                                357,448
                                                         9,205   Questar Corp.                                              811,145
                                                         5,748   WGL Holdings, Inc.                                         184,683
                                                                                                                      -------------
                                                                                                                          2,474,265
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.0%                  6,844   Advanced Medical Optics, Inc. (a)                          259,730
                                                         6,483   Beckman Coulter, Inc.                                      349,952
                                                        12,569   Cytyc Corp. (a)                                            337,478
                                                         8,305   Dentsply International, Inc.                               448,636
                                                         6,745   Edwards Lifesciences Corp. (a)                             299,545
                                                         5,300   Gen-Probe, Inc. (a)                                        262,085
                                                         6,905   Hillenbrand Industries, Inc.                               324,880
                                                         4,100   Inamed Corp. (a)                                           310,288
                                                         3,700   Intuitive Surgical, Inc. (a)                               271,173
                                                         6,869   Steris Corp.                                               163,414
                                                         3,721   Varian, Inc. (a)                                           127,705
                                                        14,128   Varian Medical Systems, Inc. (a)                           558,197
                                                                                                                      -------------
                                                                                                                          3,713,083
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.1%                  4,967   Apria Healthcare Group, Inc. (a)                           158,497
                                                         9,431   Community Health Systems, Inc. (a)                         366,017
                                                         6,543   Covance, Inc. (a)                                          313,999
                                                        12,288   Health Net, Inc. (a)                                       581,468
                                                         9,128   Henry Schein, Inc. (a)                                     389,035
                                                         5,883   LifePoint Hospitals, Inc. (a)                              257,264
                                                        10,788   Lincare Holdings, Inc. (a)                                 442,847
                                                        11,450   Omnicare, Inc.                                             643,834
                                                         9,586   Pacificare Health Systems, Inc. (a)                        764,771
                                                        14,972   Patterson Cos., Inc. (a)                                   599,329
                                                         7,612   Renal Care Group, Inc. (a)                                 360,200
                                                         9,045   Triad Hospitals, Inc. (a)                                  409,467
                                                         5,802   Universal Health Services, Inc. Class B                    276,349
                                                         9,400   VCA Antech, Inc. (a)                                       239,888
                                                                                                                      -------------
                                                                                                                          5,802,965
-----------------------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                     7,976   Applebees International, Inc.                        $     165,023
                                                         3,305   Bob Evans Farms, Inc.                                       75,057
                                                         4,445   Boyd Gaming Corp.                                          191,668
                                                         9,907   Brinker International, Inc.                                372,107
                                                         4,645   CBRL Group, Inc.                                           156,351
                                                         8,057   The Cheesecake Factory (a)                                 251,701
                                                        12,190   GTECH Holdings Corp.                                       390,811
                                                         4,064   International Speedway Corp. Class A                       213,238
                                                         5,505   Krispy Kreme Doughnuts, Inc. (a)(b)                         34,461
                                                         7,024   Outback Steakhouse, Inc.                                   257,078
                                                         7,443   Ruby Tuesday, Inc.                                         161,960
                                                                                                                      -------------
                                                                                                                          2,269,455
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.9%                                6,807   American Greetings Class A                                 186,512
                                                         2,424   Blyth, Inc.                                                 54,031
                                                         5,126   Furniture Brands International, Inc.                        92,422
                                                         7,145   Harman International Industries, Inc.                      730,719
                                                         4,083   Hovnanian Enterprises, Inc. Class A (a)                    209,050
                                                        14,512   Lennar Corp. Class A                                       867,237
                                                         5,605   Mohawk Industries, Inc. (a)                                449,801
                                                         4,942   Ryland Group, Inc.                                         338,132
                                                        12,852   Toll Brothers, Inc. (a)                                    574,099
                                                         5,320   Tupperware Corp.                                           121,190
                                                                                                                      -------------
                                                                                                                          3,623,193
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%                                7,343   Church & Dwight Co., Inc.                                  271,250
                                                         7,445   Energizer Holdings, Inc. (a)                               422,132
                                                                                                                      -------------
                                                                                                                            693,382
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                                       8,024   Acxiom Corp.                                               150,209
                                                         7,181   Alliance Data Systems Corp. (a)                            281,136
                                                         3,300   Anteon International Corp. (a)                             141,108
                                                        13,891   The BISYS Group, Inc. (a)                                  186,556
                                                         5,183   CSG Systems International (a)                              112,523
                                                        16,450   Ceridian Corp. (a)                                         341,338
                                                         6,424   Certegy, Inc.                                              257,088
                                                        10,026   Checkfree Corp. (a)                                        379,183
                                                        14,791   Cognizant Technology Solutions Corp. (a)                   689,113
                                                         7,307   DST Systems, Inc. (a)                                      400,643
                                                         6,927   Gartner, Inc. Class A (a)                                   80,977
                                                         5,762   Keane, Inc. (a)                                             65,860
                                                        11,588   MPS Group, Inc. (a)                                        136,738
                                                         3,700   SRA International, Inc. Class A (a)                        131,276
                                                                                                                      -------------
                                                                                                                          3,353,748
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders - 0.1%      3,224   Black Hills Corp.                                          139,825
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                          3,421   Carlisle Cos., Inc.                                        217,473
                                                         4,602   Teleflex, Inc.                                             324,441
                                                                                                                      -------------
                                                                                                                            541,914
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.1%                                         5,505   Allmerica Financial Corp.                                  226,476
                                                         3,943   AmerUs Group Co.                                           226,210
                                                         5,483   American Financial Group, Inc.                             186,038
                                                         9,786   Arthur J. Gallagher & Co.                                  281,935
                                                         6,205   Brown & Brown, Inc.                                        308,326
                                                         6,105   Everest Re Group Ltd.                                      597,679
                                                        18,702   Fidelity National Financial, Inc.                          832,613
                                                        10,029   First American Corp.                                       458,024

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        11,924   HCC Insurance Holdings, Inc.                         $     340,192
                                                         4,200   Horace Mann Educators Corp.                                 83,076
                                                         3,600   Mercury General Corp.                                      215,964
                                                         7,562   Ohio Casualty Corp.                                        205,081
                                                        20,341   Old Republic International Corp.                           542,494
                                                         7,945   Protective Life Corp.                                      327,175
                                                         3,181   Stancorp Financial Group, Inc.                             267,840
                                                         5,264   Unitrin, Inc.                                              249,829
                                                        12,436   W.R. Berkley Corp.                                         490,973
                                                                                                                      -------------
                                                                                                                          5,839,925
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                      7,710   Callaway Golf Co.                                          116,344
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                                        10,405   AGCO Corp. (a)                                             189,371
                                                         5,791   Crane Co.                                                  172,224
                                                         7,905   Donaldson Co., Inc.                                        241,340
                                                         5,900   Federal Signal Corp.                                       100,831
                                                         6,264   Flowserve Corp. (a)                                        227,696
                                                         7,883   Graco, Inc.                                                270,229
                                                         4,762   Harsco Corp.                                               312,244
                                                         8,600   Joy Global, Inc.                                           433,956
                                                         3,900   Kennametal, Inc.                                           191,256
                                                         3,224   Nordson Corp.                                              122,609
                                                        10,729   Pentair, Inc.                                              391,609
                                                         7,705   SPX Corp.                                                  354,045
                                                         2,402   Tecumseh Products Co. Class A                               51,691
                                                         8,500   Timken Co.                                                 251,855
                                                         4,402   Trinity Industries, Inc.                                   178,237
                                                                                                                      -------------
                                                                                                                          3,489,193
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                                            5,021   Alexander & Baldwin, Inc.                                  267,318
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.3%                                            11,126   Belo Corp. Class A                                         254,340
                                                         3,843   Catalina Marketing Corp.                                    87,390
                                                         3,626   Emmis Communications Corp. Class A (a)                      80,098
                                                         4,545   Entercom Communications Corp. (a)                          143,577
                                                         6,817   Harte-Hanks, Inc.                                          180,173
                                                         5,262   Lee Enterprises, Inc.                                      223,530
                                                         2,481   Media General, Inc. Class A                                143,923
                                                        11,655   The Reader's Digest Association, Inc. Class A              186,130
                                                         3,405   Scholastic Corp. (a)                                       125,849
                                                         5,767   Valassis Communications, Inc. (a)                          224,798
                                                           653   Washington Post Class B                                    524,033
                                                         8,007   Westwood One, Inc.                                         159,259
                                                                                                                      -------------
                                                                                                                          2,333,100
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                                   3,900   Steel Dynamics, Inc.                                       132,444
                                                         7,927   Worthington Industries                                     166,705
                                                                                                                      -------------
                                                                                                                            299,149
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.2%                                  13,088   Alliant Energy Corp.                                       381,253
                                                        42,835   Aquila, Inc. (a)                                           169,627
                                                        15,431   Energy East Corp.                                          388,707
                                                        13,369   MDU Resources Group, Inc.                                  476,605
                                                        12,104   NSTAR                                                      350,048
                                                        10,269   OGE Energy Corp.                                           288,559
                                                         7,974   PNM Resources, Inc.                                        228,615
                                                        11,505   Puget Energy, Inc.                                         270,137
                                                        12,291   SCANA Corp.                                                519,172
                                                         8,726   Vectren Corp.                                              247,382

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         4,343   WPS Resources Corp.                                  $     251,025
                                                        13,029   Wisconsin Energy Corp.                                     520,118
                                                                                                                      -------------
                                                                                                                          4,091,248
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%                                  4,976   99 Cents Only Stores (a)                                    46,028
                                                        11,138   Dollar Tree Stores, Inc. (a)                               241,138
                                                         5,424   Neiman-Marcus Group, Inc. Class A                          542,129
                                                        14,896   Saks, Inc. (a)                                             275,576
                                                                                                                      -------------
                                                                                                                          1,104,871
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                                7,546   Zebra Technologies Corp. Class A (a)                       294,973
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.2%                       6,805   Arch Coal, Inc.                                            459,337
                                                         6,400   Denbury Resources, Inc. (a)                                322,816
                                                         5,707   Forest Oil Corp. (a)                                       297,335
                                                        13,790   Newfield Exploration Co. (a)                               677,089
                                                        18,890   Noble Energy, Inc.                                         885,941
                                                         3,324   Overseas Shipholding Group                                 193,889
                                                        14,172   Peabody Energy Corp.                                     1,195,408
                                                        15,329   Pioneer Natural Resources Co.                              841,869
                                                         8,254   Plains Exploration & Production Co. (a)                    353,436
                                                         6,264   Pogo Producing Co.                                         369,200
                                                         5,967   Western Gas Resources, Inc.                                305,689
                                                                                                                      -------------
                                                                                                                          5,902,009
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                           5,605   Bowater, Inc.                                              158,453
                                                         4,000   P.H. Glatfelter Co.                                         56,360
                                                         2,902   Potlatch Corp.                                             151,252
                                                                                                                      -------------
                                                                                                                            366,065
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%                                  11,523   Barr Pharmaceuticals, Inc. (a)                             632,843
                                                        23,648   IVAX Corp. (a)                                             623,361
                                                         3,383   Par Pharmaceutical Cos., Inc. (a)                           90,055
                                                         8,483   Perrigo Co.                                                121,392
                                                        11,445   Sepracor, Inc. (a)                                         675,141
                                                         9,948   Valeant Pharmaceuticals International                      199,756
                                                                                                                      -------------
                                                                                                                          2,342,548
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.3%                                       9,586   AMB Property Corp.                                         430,411
                                                        12,100   Developers Diversified Realty Corp.                        565,070
                                                         5,364   Highwoods Properties, Inc.                                 158,292
                                                         7,505   Hospitality Properties Trust                               321,664
                                                         9,148   Liberty Property Trust                                     389,156
                                                         6,200   The Macerich Co.                                           402,628
                                                         6,405   Mack-Cali Realty Corp.                                     287,841
                                                        11,905   New Plan Excel Realty Trust                                273,220
                                                         5,219   Rayonier, Inc.                                             300,719
                                                         6,600   Regency Centers Corp.                                      379,170
                                                        15,450   United Dominion Realty Trust, Inc.                         366,165
                                                         9,100   Weingarten Realty Investors                                344,435
                                                                                                                      -------------
                                                                                                                          4,218,771
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                                       5,445   CNF, Inc.                                                  285,863
                                                        13,196   JB Hunt Transport Services, Inc.                           250,856
                                                         5,148   Swift Transportation Co., Inc. (a)                          91,120
                                                         4,958   Werner Enterprises, Inc.                                    85,724
                                                         6,056   Yellow Roadway Corp. (a)                                   250,840
                                                                                                                      -------------
                                                                                                                            964,403
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                          49,770   Atmel Corp. (a)                                            102,526
Equipment - 2.1%                                         2,983   Cabot Microelectronics Corp. (a)                            87,641
                                                         9,869   Credence Systems Corp. (a)                                  78,755

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         8,468   Cree, Inc. (a)(b)                                    $     211,869
                                                        13,912   Cypress Semiconductor Corp. (a)                            209,376
                                                        13,707   Fairchild Semiconductor International, Inc. (a)            203,686
                                                        20,820   Integrated Device Technology, Inc. (a)                     223,607
                                                         6,724   International Rectifier Corp. (a)                          303,118
                                                        16,129   Intersil Corp. Class A                                     351,290
                                                         4,843   LTX Corp. (a)                                               20,437
                                                        14,429   Lam Research Corp. (a)                                     439,652
                                                        14,223   Lattice Semiconductor Corp. (a)                             60,874
                                                        16,700   MEMC Electronic Materials, Inc. (a)                        380,593
                                                         7,867   Micrel, Inc. (a)                                            88,346
                                                        22,696   Microchip Technology, Inc.                                 683,604
                                                        19,096   RF Micro Devices, Inc. (a)                                 107,892
                                                         7,407   Semtech Corp. (a)                                          121,993
                                                         5,064   Silicon Laboratories, Inc. (a)                             153,895
                                                        17,545   Triquint Semiconductor, Inc. (a)                            61,758
                                                                                                                      -------------
                                                                                                                          3,890,912
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.9%                                         21,616   Activision, Inc. (a)                                       442,047
                                                         2,000   Advent Software, Inc. (a)                                   53,880
                                                        30,779   Cadence Design Systems, Inc. (a)                           497,389
                                                         6,836   Fair Isaac Corp.                                           306,253
                                                         7,467   Jack Henry & Associates, Inc.                              144,860
                                                         8,445   Macromedia, Inc. (a)                                       343,458
                                                         5,902   Macrovision Corp. (a)                                      112,728
                                                        18,212   McAfee, Inc. (a)                                           572,221
                                                         9,543   Mentor Graphics Corp. (a)                                   82,070
                                                         7,026   RSA Security, Inc. (a)                                      89,300
                                                         5,048   The Reynolds & Reynolds Co. Class A                        138,366
                                                        10,164   Sybase, Inc. (a)                                           238,041
                                                        15,119   Synopsys, Inc. (a)                                         285,749
                                                         4,321   Transaction Systems Architects, Inc. Class A (a)           120,340
                                                         8,683   Wind River Systems, Inc. (a)                               112,271
                                                                                                                      -------------
                                                                                                                          3,538,973
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%                                  9,348   Abercrombie & Fitch Co. Class A                            465,998
                                                        11,600   Advance Auto Parts (a)                                     448,688
                                                         5,600   Aeropostale, Inc. (a)                                      119,000
                                                        14,990   American Eagle Outfitters                                  352,715
                                                         7,495   AnnTaylor Stores Corp. (a)                                 198,992
                                                         5,626   Barnes & Noble, Inc.                                       212,100
                                                         8,183   Borders Group, Inc.                                        181,417
                                                        11,586   Carmax, Inc. (a)                                           362,294
                                                        19,834   Chico's FAS, Inc. (a)                                      729,891
                                                        11,326   Claire's Stores, Inc.                                      273,296
                                                        17,400   Foot Locker, Inc.                                          381,756
                                                        14,928   Michaels Stores, Inc.                                      493,520
                                                        12,448   O'Reilly Automotive, Inc. (a)                              350,785
                                                        15,091   PETsMART, Inc.                                             328,682
                                                         7,648   Pacific Sunwear of California, Inc. (a)                    163,973
                                                         7,845   Payless Shoesource, Inc. (a)                               136,503
                                                         8,667   Pier 1 Imports, Inc.                                        97,677
                                                         7,557   Rent-A-Center, Inc. (a)                                    145,926
                                                        15,331   Ross Stores, Inc.                                          363,345

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

                                                        Shares
Industry                                                  Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        11,600   Urban Outfitters, Inc. (a)                           $     341,040
                                                        12,369   Williams-Sonoma, Inc. (a)                                  474,351
                                                                                                                      -------------
                                                                                                                          6,621,949
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%                  6,300   Polo Ralph Lauren Corp.                                    316,890
                                                         6,286   Timberland Co. Class A (a)                                 212,341
                                                                                                                      -------------
                                                                                                                            529,231
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.4%                       10,229   Astoria Financial Corp.                                    270,250
                                                         8,345   Independence Community Bank Corp.                          284,481
                                                         6,626   IndyMac Bancorp, Inc.                                      262,257
                                                        24,763   New York Community Bancorp, Inc.                           406,113
                                                         9,629   The PMI Group, Inc.                                        383,908
                                                         8,986   Radian Group, Inc.                                         477,157
                                                        10,013   Washington Federal, Inc.                                   225,893
                                                         6,164   Webster Financial Corp.                                    277,133
                                                                                                                      -------------
                                                                                                                          2,587,192
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                           2,502   Universal Corp.                                             97,153
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.4%                  6,526   Fastenal Co.                                               398,673
                                                         5,645   GATX Corp.                                                 223,260
                                                         6,824   United Rentals, Inc. (a)                                   134,501
                                                                                                                      -------------
                                                                                                                            756,434
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                                  10,001   Aqua America, Inc.                                         380,238
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                               7,883   Telephone & Data Systems, Inc.                             307,437
Services - 0.3%                                          7,583   Telephone & Data Systems, Inc. (Special Shares)            284,742
                                                                                                                      -------------
                                                                                                                            592,179
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks (Cost - $80,804,055) - 63.0%       116,827,096
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Beneficial
                                                      Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $ 26,985,033   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                 Series I (c)                                            26,985,033
                                                     1,104,100   Merrill Lynch Liquidity Series, LLC Money Market
                                                                 Series (c)(d)                                            1,104,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $28,089,133) - 15.1%                            28,089,133
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $108,893,188*) - 78.1%       144,916,229

                                                                 Other Assets Less Liabilities - 21.9%                   40,623,002
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 185,539,231
                                                                                                                      =============


* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 110,041,787
                                                                  =============
      Unrealized appreciation                                     $  37,594,686
      Unrealized depreciation                                        (2,720,244)
                                                                  -------------
      Net unrealized appreciation                                 $  34,874,442
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.

Master Midcap Index Series
Schedule of Investments as of September 30, 2005

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                      Interest
      Affiliate                                 Net Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                       $ 15,091,639        $    308,362
      Merrill Lynch Liquidity Series, LLC
      Money Market Series I                     $   (320,650)       $      6,984
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      ----------------------------------------------------------------------------------------
      Number of                               Expiration                           Unrealized
      Contracts          Issue                   Date             Face Value      Appreciation
      ----------------------------------------------------------------------------------------
       68         S&P 400 MidCap Index       December 2005       $ 24,472,089      $    31,711
      ----------------------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: November 17, 2005